Consolidated and Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,710,901	$ 554,023	¥ 3,523,632
Accounts receivable	510	76	33,081
Contract assets	291,079	43,457	253,780
Short-term investments	211,184	31,529	753,164
Inventories			27,237
Prepayments and other receivables	101,004	15,080	190,824
Total current assets	4,314,678	644,165	4,781,718
Property, equipment and software	61,141	9,128	45,716
Operating lease right-of-use assets	100,860	15,058	112,781
Intangible assets	119,277	17,808	119,666
Goodwill	162,574	24,272	162,574
Investments accounted for using the equity method	217,662	32,496	352,106
Other non-current assets	15,380	2,296	26,634
Total assets	4,991,572	745,223	5,601,195
Current liabilities
Accruals and other payables	547,472	81,736	593,335
Operating lease liabilities, current	42,527	6,349	30,669
Total current liabilities	589,999	88,085	624,004
Put right liabilities	70,242	10,487	96,911
Contract liabilities	240,006	35,832	224,000
Operating lease liabilities, non-current	61,302	9,152	81,786
Other non-current liabilities	13,948	2,082	14,934
Total liabilities	975,497	145,638	1,041,635
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value, 800,000,000 shares authorized as of December 31, 2021 and June 30, 2022, respectively; 183,826,753 and 191,127,336 shares issued and outstanding as of December 31, 2021 and June 30, 2022, respectively)	131	20	126
Additional paid-in capital	9,370,583	1,398,991	9,100,777
Accumulated other comprehensive income (loss)	47,051	7,025	(186,510)
Accumulated deficit	(5,401,690)	(806,451)	(4,354,833)
Total shareholders' equity	4,016,075	599,585	4,559,560
Total liabilities and shareholders' equity	¥ 4,991,572	$ 745,223	¥ 5,601,195